NOTE 14 - Convertible loan: Fair Value Measurements, Recurring and Nonrecurring (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan A
Fair Value Measurements, Recurring and Nonrecurring
	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.66%
Expected volatility	-	50%
Expected dividend yield	-	0%

Convertible Loan B
Fair Value Measurements, Recurring and Nonrecurring
	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.17%
Expected volatility	-	50%

Convertible Loan C
Fair Value Measurements, Recurring and Nonrecurring
	December 31, 2024	December 31, 2023
Risk‐free interest rate	-	4.66%
Expected volatility	-	50%
Expected dividend yield	-	0%